EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator [Abstract]
Net income (loss)	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ (29,112)	$ 22,798	$ 60,184
Less [Abstract]
Dividends declared and paid to shareholders									0	(41,388)	(41,392)
Dividend equivalents paid to vested RSUs and SARs									0	(1,054)	(1,426)
Net income (loss) attributable to common shareholders									$ (29,112)	$ (19,644)	$ 17,366
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)									33,239,001	41,222,690	41,405,211
Weighted average shares outstanding-Diluted (in shares)									33,239,001	41,315,149	41,527,584
Basic [Abstract]
Distributed earnings (in dollars per shares)									$ 0	$ 1.00	$ 1.00
Undistributed income (excess distribution) (in dollars per shares)									(0.88)	(0.48)	0.42
Basic earnings (loss) per share (in dollars per shares)	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	(0.88)	0.52	1.42
Diluted [Abstract]
Distributed earnings (in dollars per shares)									0	1.00	1.00
Undistributed income (excess distribution) (in dollars per shares)									(0.88)	(0.48)	0.42
Diluted earnings (loss) per share (in dollars per shares)	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ (0.88)	$ 0.52	$ 1.42
RSUs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									0	7,950	48,674
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									0	84,509	73,699